Overseas SMA Completion Portfolio
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Overseas SMA Completion Portfolio, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.1%
Issuer	Shares	Value ($)
Australia 3.8%
Northern Star Resources Ltd.	54,133	737,867
Canada 2.8%
Finning International, Inc.	7,077	534,529
France 1.8%
Eiffage SA	2,352	340,399
Germany 2.7%
Duerr AG	8,859	214,786
KION Group AG	6,064	309,144
Total		523,930
Greece 6.0%
Piraeus Bank SA(a)	109,136	1,157,927
Hong Kong 2.3%
BOC Hong Kong Holdings Ltd.	45,500	278,020
WH Group Ltd.	141,302	163,068
Total		441,088
Ireland 0.9%
Bank of Ireland Group PLC	8,613	175,007
Italy 8.5%
BPER Banca SPA	72,577	982,558
Buzzi SpA	6,304	340,528
PRADA SpA	68,500	320,340
Total		1,643,426
Japan 39.0%
Daiwabo Holdings Co., Ltd.	26,900	577,706
Iyogin Holdings, Inc.	25,800	495,117
Kinden Corp.	5,200	233,881
Macnica Holdings, Inc.	27,200	531,104
MatsukiyoCocokara & Co.	32,600	464,749
Mebuki Financial Group, Inc.	117,700	983,991
Medipal Holdings Corp.	22,600	389,804
Nippon Television Holdings, Inc.	22,000	392,233
Sankyo Co., Ltd.	46,700	473,040
Sanwa Holdings Corp.	9,600	218,927
Shimamura Co., Ltd.	28,300	584,960
Ship Healthcare Holdings, Inc.	12,400	162,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Sundrug Co., Ltd.	6,800	154,859
Tokyo Tatemono Co., Ltd.	32,000	656,251
TOPPAN Holdings, Inc.	13,700	392,424
Toyota Tsusho Corp.	16,000	697,106
TV Asahi Holdings Corp.	9,300	182,940
Total		7,591,529
Jersey 2.6%
Yellow Cake PLC(a)	66,889	511,046
Netherlands 3.9%
ASR Nederland NV	10,141	759,139
Norway 2.9%
Leroy Seafood Group ASA	119,303	563,843
Poland 3.3%
Powszechna Kasa Oszczednosci Bank Polski SA	22,404	635,888
Singapore 3.4%
Venture Corp., Ltd.	47,500	669,925
South Africa 1.7%
Thungela Resources Ltd.	37,192	332,961
South Korea 1.5%
Youngone Corp.	5,712	300,376
Spain 0.8%
Endesa SA	3,884	162,457
United Arab Emirates 2.3%
Emaar Properties PJSC	138,757	449,066
United Kingdom 5.9%
Centrica PLC	199,743	503,896
TP Icap Group PLC	157,729	649,136
Total		1,153,032
Total Common Stocks (Cost $16,555,236)		18,683,435

Overseas SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Overseas SMA Completion Portfolio, May 31, 2026 (Unaudited)
Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	808,733	808,409
Total Money Market Funds (Cost $808,396)		808,409
Total Investments in Securities (Cost $17,363,632)		19,491,844
Other Assets & Liabilities, Net		(46,243)
Net Assets		$19,445,601
At May 31, 2026, securities and/or cash totaling $28,218 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	5	06/2026	USD	777,825	26,613	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	30,001	11,840,998	(11,062,603)	13	808,409	61	18,011	808,733
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Overseas SMA Completion Portfolio  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT307_(07/26)